Pruco Life Insurance Company of New Jersey	Jordan K. Thomsen
Vice President and Corporate Counsel

Pruco Life Insurance Company of New Jersey
213 Washington Street
Newark, NJ 07102-2992
(973) 802-4193 fax: (973) 802-9560

March 7, 2018

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D. C. 20549

Re:    Pruco Life Insurance Company of New Jersey (“Registrant”)
Pruco Life of New Jersey Variable Insurance Account (“Depositor”) (File No. 811-03646)

Dear Commissioners:

On behalf of Pruco Life Insurance Company of New Jersey and the Pruco Life of New Jersey Variable Insurance Account (the “Account”), we hereby submit, pursuant to Rule 30b-2 under the Investment Company Act of 1940 (the “Act”), that the Annual Reports for the underlying funds for the period ending December 31, 2017 have been transmitted to contract owners in accordance with Rule 30e-2 under the Act.

Fund Company	1940 Act Registration No.
The Prudential Series Fund, Inc.	811-03623

If you have any questions regarding this filing, please contact me at (973) 802-4193.

Sincerely,

/s/ Jordan K. Thomsen
Jordan K. Thomsen

VIA EDGAR